Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Allowance for loan losses	$ 3,032	$ 8,854
Common stock, no par value
Common stock, shares authorized	75,000,000	5,000,000
Common stock, shares issued	5,560,567	1,245,267
Common stock, shares outstanding	5,560,567	1,245,267
Preferred stock, par value	$ 1.00	$ 1.00
Preferred stock, liquidation preference	$ 100	$ 100
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	196,847	7,319
Preferred stock, shares outstanding	196,847	7,319